Derivative instruments - Summary of Detailed Information About Credit Risk (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Credit exposure	[1]	$ 931,129	$ 861,193
Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure		10,278	8,791
Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		3,381	3,026
Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		659	986
Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		6,238	4,779
CA | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure		3,023	3,726
CA | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		558	921
CA | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		641	982
CA | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		1,824	1,823
US | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure		5,139	2,723
US | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		1,693	949
US | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		1
US | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		3,445	1,774
Other countries [member] | Credit risk [member] | Derivative instruments [member]
Disclosure of financial assets [line items]
Credit exposure		2,116	2,342
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Financial institutions counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		1,130	1,156
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Governments counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		17	4
Other countries [member] | Credit risk [member] | Derivative instruments [member] | Corporate counterparty [member] | Derivatives before effect of netting [member]
Disclosure of financial assets [line items]
Credit exposure		$ 969	$ 1,182

[1]	Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.